GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

A summary of the Company’s general and administrative expenses is as follows:

	Year ended December 31,
	2025	2024
	$	$
Community relationship	1,701	2,106
Corporate administration	2,925	2,717
Professional fees	2,594	2,427
Salaries and benefits	8,487	11,960
Tax penalties and inflation charges	6,598	5,097
	22,305	24,307